Transactions with Related Parties	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties	Transactions with Related Parties
Services and agreements entered into with related partied are described in the Company’s consolidated financial statements for the year ended December 31, 2020 refer note 3. The following changes were agreed during the nine months ended September 30, 2021.

A. The Managers

On expiration of the initial term of three years on May 28, 2021, of the management agreements ( the “Management Agreements”), the Management Agreements were renewed for a further three year period ending May 28, 2024 on the same terms and conditions except for the annual ship management fee payable to Safe Bulkers Management of €3.0 million which was amended as of May 29, 2021, to €3.5 million.
Amounts due from Manager under the management agreements were $48 and $0 as of December 31, 2020 and September 30, 2021, respectively. Amounts due to Manager under the management agreements were $0 and $47 as of December 31, 2020 and September 30, 2021, respectively.

The Fees charged by our Managers comprised the following:

	Nine -month period ended September 30,
	2020	2021
Ship Management Fees	$13,849	$14,636
Supervision Fees	275	275
Commissions	330	1,085

B. Credit Facility

In June 2021, the Company entered into a credit facility of $70.0 million with a five-year tenor, comprising of a term loan tranche of $30.0 million and a reducing revolving credit facility tranche providing for a draw down capacity of up to $40.0 million, with respect to seven vessels. The agreement contained financial covenants in line with the existing loan and credit facilities of the Company. The proceeds from the credit facility refinanced loan facilities of $64.3 million maturing in 2023, in respect of eight vessels, seven of which secure the new credit facility and one of which remained debt free. The refinancing transaction was evaluated and approved by the Board of Directors of the Company, excluding the independent member of the Board of the Company, who serves as the Chief Executive Officer of the financial institution that is the lender in the transaction.